Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total		Compensation Actually Paid				Value of Initial Fixed $100 Investment Based On:(4)
Year	for Current PEO ($)(1)	for Interim PEO ($)(1)	to Current PEO ($)(1)(2)(3)	to Interim PEO ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	TSR ($)	Peer Group TSR ($)	Net Income ($ in millions)	Adjusted EBITDA ($ in billions)(5)
2025	16,573,990	—	14,920,134	—	7,134,702	6,462,945	184.71	107.02	335.7	1.519
2024	21,963,675	6,978,110	44,585,899	14,455,262	5,814,851	12,307,458	198.92	126.34	366.7	1.404
2023	17,359,796	—	20,678,622	—	5,457,918	6,165,965	147.35	113.96	301.3	1.233
2022	15,475,418	—	19,312,412	—	4,470,515	5,922,265	140.77	111.29	756.6	0.964
2021	14,288,491	—	23,608,658	—	6,128,233	8,539,535	128.09	105.63	166.7	1.123

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Robert V. Vitale is our current principal executive officer (“PEO”) and was our PEO for the entirety of each fiscal year presented except for fiscal year 2024, during which he took a medical leave of absence from November 2, 2023 through January 30, 2024. During Mr. Vitale’s medical leave of absence in fiscal year 2024, Jeff A. Zadoks served as our interim PEO. The individuals comprising the Non-PEO NEOs for each fiscal year presented are listed below.

2021	2022	2023	2024	2025
Jeff A. Zadoks	Jeff A. Zadoks	Matthew J. Mainer	Matthew J. Mainer	Matthew J. Mainer
Howard A. Friedman	Nicolas Catoggio	Jeff A. Zadoks	Nicolas Catoggio	Nicolas Catoggio
Diedre J. Gray	Diedre J. Gray	Nicolas Catoggio	Diedre J. Gray	Diedre J. Gray
Mark W. Westphal	Mark W. Westphal	Diedre J. Gray	Mark W. Westphal	Jeff A. Zadoks
Mark W. Westphal

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 1500 Packaged Foods & Meats Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended September 30, 2025, filed with the SEC on November 21, 2025. The comparison assumes $100 was invested for the period starting September 30, 2020 through the end of the listed year in Post common stock (with reinvestment of shares of BellRing common stock distributed to Post shareholders on March 10, 2022) and in the S&P 1500 Packaged Foods & Meats Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for Current PEO ($)	Exclusion of Change in Pension Value for Current PEO ($)	Exclusion of Stock Awards for Current PEO ($)	Inclusion of Pension Service Cost for Current PEO ($)	Inclusion of Equity Values for Current PEO ($)	Compensation Actually Paid to Current PEO ($)
2025	16,573,990	(261,532)	(14,811,295)	129,984	13,288,987	14,920,134

Non-PEO NEO Average Total Compensation Amount	$ 7,134,702
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,462,945
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	7,134,702	(83,049)	(6,175,888)	39,157	5,548,023	6,462,945

Equity Valuation Assumption Difference, Footnote
The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Current PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Current PEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Current PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Current PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Current PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Current PEO ($)	Total - Inclusion of Equity Values for Current PEO ($)
2025	15,498,423	(675,890)	—	(1,533,546)	—	—	13,288,987

Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	6,180,686	(219,275)	—	(413,388)	—	—	5,548,023

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the Compensation Actually Paid to our current PEO, the Compensation Actually Paid to our former interim PEO, the average of the Compensation Actually Paid to our remaining NEOs, our cumulative TSR and the cumulative TSR of the S&P 1500 Packaged Foods & Meats Index over the five most recently completed fiscal years. The graph assumes a hypothetical investment of $100 on September 30, 2020 in each of Post common stock (with reinvestment of shares of BellRing common stock distributed to Post shareholders on March 10, 2022) and the S&P 1500 Packaged Foods & Meats Index.
Post Holdings TSR & S&P 1500 Packaged Foods & Meats Index TSR vs. Compensation Actually Paid

Compensation Actually Paid vs. Net Income
The following graph compares the Compensation Actually Paid to our current PEO, the Compensation Actually Paid to our former interim PEO and the average of the Compensation Actually Paid to our remaining NEOs with our net income during the five most recently completed fiscal years. Although required to be disclosed by SEC rules, net income is not a metric in our executive compensation program.
Post Holdings Net Income vs. Compensation Actually Paid

Compensation Actually Paid vs. Company Selected Measure
The following graph compares the Compensation Actually Paid to our current PEO, the Compensation Actually Paid to our former interim PEO and the average of the Compensation Actually Paid to our remaining NEOs with our Company-selected financial performance measure, Adjusted EBITDA, during the five most recently completed fiscal years.
Post Holdings Adjusted EBITDA (our Company-Selected Financial Performance Measure) vs. Compensation Actually Paid

Total Shareholder Return Amount	$ 184.71	$ 198.92	$ 147.35	$ 140.77	$ 128.09
Peer Group Total Shareholder Return Amount	107.02	126.34	113.96	111.29	105.63
Net Income (Loss)	$ 335.7	$ 366.7	$ 301.3	$ 756.6	$ 166.7
Company Selected Measure Amount	1.519	1.404	1.233	0.964	1.123
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Segment Adjusted EBITDA - Post Consumer Brands
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return Percentile Rank (as compared to the Russell 3000 Packaged Foods & Meats companies)
PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 16,573,990	$ 21,963,675	$ 17,359,796	$ 15,475,418	$ 14,288,491
PEO Actually Paid Compensation Amount	$ 14,920,134	44,585,899	20,678,622	19,312,412	23,608,658
PEO Name	Robert V. Vitale
PEO [Member] | Exclusion of Changes in Pension Value for PEO member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (261,532)
PEO [Member] | Exclusion of Stock Awards for PEO member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,811,295)
PEO [Member] | Inclusion of Pension Service Cost for PEO member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,984
PEO [Member] | Inclusion of Stock Award for PEO member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,288,987
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,498,423
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(675,890)
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,533,546)
PEO [Member] | Total Inclusion of Equity Values for PEO member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,288,987
Interim PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	6,978,110	0	0	0
PEO Actually Paid Compensation Amount	0	$ 14,455,262	0	0	0
PEO Name		Jeff A. Zadoks
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	7,134,702	$ 5,814,851	5,457,918	4,470,515	6,128,233
Non-PEO NEO Average Compensation Actually Paid Amount	6,462,945	$ 12,307,458	$ 6,165,965	$ 5,922,265	$ 8,539,535
Non-PEO NEO [Member] | Average Exclusion of Changes in Pension Value for Non PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(83,049)
Non-PEO NEO [Member] | Average Exclusion of Stock Awards for Non PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,175,888)
Non-PEO NEO [Member] | Average Inclusion of Pension Service Cost for Non PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,157
Non-PEO NEO [Member] | Average Inclusion of Equity Values for Non PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,548,023
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,180,686
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(219,275)
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(413,388)
Non-PEO NEO [Member] | Total Average Inclusion of Equity Values for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,548,023